Imperial Fund I, LLC ABS-15G

Exhibit 99.17

Exception Grading
Run Date - 2/11/2021
Recovco Loan ID	Seller Loan ID	Client Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	IMPRL2021-NQM1-82		[redacted]	[redacted]	01/14/2021	Exception	Valuation	Value	Quality of Appraisal Report Unacceptable	The appraisal located on page 332 is printed in letter size; however, the document is legal size and the bottom portion of the information is cut off.			Full appraisal uploaded.	01/22/2021			1			Texas	Investor	Refinance
[redacted]	IMPRL2021-NQM1-95		[redacted]	[redacted]	01/13/2021	Exception	Credit	Credit	Missing Documentation	The subject property is a PUD; however, evidence of the monthly HOA fee or documentation to confirm there isn't a HOA is not in the loan file. If the property has a HOA, the DSCR could change.							1			Texas	Investor	Refinance
[redacted]	IMPRL2021-NQM1-95		[redacted]	[redacted]	01/14/2021	Exception	Credit	Credit	Missing Documentation	The loan is a refinance and the appraisal shows the property as tenant occupied. The file is missing the lease agreement.				01/14/2021			1			Texas	Investor	Refinance
[redacted]	IMPRL2021-NQM1-95		[redacted]	[redacted]	01/13/2021	Exception	Valuation	Doc Issue	Appraisal incomplete (missing map, layout, pages, etc)	The file contains a PUD rider for the subject property located on page 301. The appraisal located on page 109/111 does not include the PUD information.							1			Texas	Investor	Refinance